CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net Income	$ 3,213,386	$ 28,924,803	$ 20,241,623
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	262,184	173,610	25,586
Investment income	(13,994)	(27,568)	(5,712)
Share-based compensation expenses	60,805,483
Changes in operating assets and liabilities:
Prepayments and other current assets	(11,742,160)	(1,635,147)	(255,706)
Accounts payable	849,297	291,842	315,279
Deferred revenue	7,348,953	2,571,456	2,528,228
Accrued expenses and other current liabilities	4,069,530	981,988	529,066
Net cash provided by operating activities	64,792,679	31,280,984	23,378,364
Investing activities:
Purchase of property and equipment	(1,029,654)	(427,933)	(203,872)
Purchases of short-term investments	(3,661,847)	(5,943,321)	(2,013,257)
Proceeds from maturity of short-term investments	4,451,035	4,956,176	1,671,775
Purchase of term deposits		(7,722,941)	(2,871,218)
Proceeds from maturity of term deposits	2,722,941	6,304,631	1,511,167
Net cash used in investing activities	2,482,475	(2,833,388)	(1,905,405)
Financing activities:
Proceeds from issuance of Series A Redeemable Convertible Preferred Shares			20,000,000
Payment of issuance cost of Series A Redeemable Convertible Preferred Shares			(922,589)
Repurchase of preferred shares (note 1 and note 7)			(7,584,184)
Proceeds from Initial Public Offering, net of underwriting commissions and discounts of US$9,632,500	135,117,436
Cash contribution from ordinary shareholders	7,339
Loans to shareholders of FYXTech BVI (note 13)			(10,260,950)
Cash distributed to the shareholders of FYXTech BVI and Shenzhen Yale in connection with the Reorganization (note 1)			(7,601,027)
Payments of initial public offering costs	(2,346,059)	(200,000)
Payments of dividends	(9,010,045)
Net cash used in financing activities	123,768,671	(200,000)	(6,368,750)
Effect of foreign currency exchange rate changes on cash and cash equivalents	536,835	38,326	8,146
Net increase in cash and cash equivalents	191,580,660	28,285,922	15,112,355
Cash and cash equivalents at the beginning of the year	45,302,622	17,016,700	1,904,345
Cash and cash equivalents at the end of the year	236,883,282	45,302,622	17,016,700
Supplemental cash flow information:
Income taxes paid	849,773	$ 28,970	$ 567
Noncash Investing and Financing Items [Abstract]
Accrual of issuance costs in accrued expenses and other current liabilities	$ 226,537